Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Jan. 30, 2006	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jan. 30, 2006		0
Issuance of common stock, January 2006	1,083,861	113,625	970,236	0
Issuance of common stock, January 2006 (in shares)		11,362,500
Issuance of common stock, July 2007	100,000	400	99,600	0
Issuance of common stock, July 2007 (in shares)		40,000
Issuance of common stock, January 2008	11,475	2,550	8,925	0
Issuance of common stock, January 2008 (in shares)		255,000
Issuance of common stock, June 2008	500,000	2,000	498,000	0
Issuance of common stock, June 2008 (in shares)		200,000
Issuance of common stock, October 2008	0	10,386	(10,386)	0
Issuance of common stock, October 2008 (in shares)		1,038,598
Issuance of common stock, April 2009	0	7,200	(7,200)	0
Issuance of common stock, April 2009 (in shares)		720,000
Conversion of notes payable to common stock, July 2010	612,099	15,000	597,099	0
Conversion of notes payable to common stock, July 2010 (in shares)		1,500,000
Issuance of common stock, September 2010	250,000	5,000	245,000	0
Issuance of common stock, September 2010 (in shares)		500,000
Stock-based compensation expense	1,113,372	0	1,113,372	0
Warrants issued with debt	248,268		248,268
Net loss	(5,212,366)	0	0	(5,212,366)
Balance at Dec. 31, 2010	(1,293,291)	156,161	3,762,914	(5,212,366)
Balance (in shares) at Dec. 31, 2010		15,616,098
Stock-based compensation expense	574,343	0	574,343	0
Net loss	(474,207)	0	0	(474,207)
Balance at Dec. 31, 2011	(1,193,155)	156,161	4,337,257	(5,686,573)
Balance (in shares) at Dec. 31, 2011		15,616,098
Conversion of notes payable to common stock, April 2012	200,000	4,000	196,000
Conversion of notes payable to common stock, April 2012 (in shares)		400,000
Conversion of notes payable to common stock, December 2012	100,000	2,000	98,000
Conversion of notes payable to common stock, December 2012 (in shares)		200,000
Conversion of warrants to common stock	1,000	1,000	0
Conversion of warrants to common stock (in shares)		100,000
Issuance of common stock, September 2012	500,000	8,333	491,667
Issuance of common stock, September 2012 (in shares)		833,333
Issuance of common stock, November 2012	500,000	8,333	491,667
Issuance of common stock, November 2012 (in shares)		833,333
Issuance of common stock, December 2012	109,688	2,194	107,494
Issuance of common stock, December 2012 (in shares)		219,375
Stock-based compensation expense	28,773		28,773	0
Warrants issued with debt	93,201		93,201
Net loss	(3,628,923)	0	0	(3,628,923)
Balance at Dec. 31, 2012	(3,289,416)	182,021	5,844,059	(9,315,496)
Balance (in shares) at Dec. 31, 2012		18,202,139
Issuance of common stock, January 2013	150,000	2,500	147,500
Issuance of common stock, January 2013 (in shares)		250,000
Issuance of common stock, January 2013	11,251	188	11,063
Issuance of common stock, January 2013 (in shares)		18,750
Issuance of common stock, January 2013	300,000	5,000	295,000
Issuance of common stock, January 2013 (in shares)		500,000
Issuance of common stock, January 2013	200,000	3,333	196,667
Issuance of common stock, January 2013 (in shares)		333,333
Record merger transaction, May 2013	15,940	(192,444)	208,384
Record merger transaction, May 2013 (in shares)		1,504,998
Record change in par value from $0.01 to $0.001	0	20,211	(20,211)
Record share exchange per merger agreement, 1: .3973333	0	(12,541)	12,541
Record share exchange per merger agreement, 1: .3973333 (in shares)		(12,541,023)
Issuance of common stock, June 2013	150,000	99	149,901
Issuance of common stock, June 2013 (in shares)		99,332
Issuance of common Stock, September 2013	15,000	10	14,990
Issuance of common Stock, September 2013 (in shares)		9,930
Issuance of common stock, November 2013	90,000	60	89,940
Issuance of common stock, November 2013 (in shares)		59,600
Stock-based compensation expense	476,325		147,461
Stock- based compensation expense, September 2013	148,494		148,494
Stock - based Compensation expense, December 2013	180,370		180,370
Warrants issued with debt	36,649		36,649
Net loss	(3,830,226)	0	0	(3,830,226)
Balance at Dec. 31, 2013	(5,674,477)	8,437	7,462,808	(13,145,722)
Balance (in shares) at Dec. 31, 2013		8,437,059
Stock-based compensation expense	0
Warrants issued with debt	176,716		176,716
Warrants issued for debt modification	455,000		455,000
Issuance of common stock January 2014	200,000	133	199,867
Issuance of common stock January 2014 (in shares)		132,450
Issuance of common stock May 2014	468,407	310	468,097
Issuance of common stock May 2014 (in shares)		310,236
Net loss	(2,437,365)			(2,437,365)
Balance at Jun. 30, 2014	$ (6,811,719)	$ 8,880	$ 8,762,488	$ (15,583,087)
Balance (in shares) at Jun. 30, 2014		8,879,745